UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Tax-Exempt Bond Fund of America®
Investment portfolio
October 31, 2015
unaudited
Bonds, notes & other debt instruments 91.24% Alabama 0.97%	Principal amount (000)	Value (000)
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	$10,000	$11,881
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	2,000	2,298
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2026	10,470	11,931
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,652
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,399
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	19,840	21,216
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	16,065	17,502
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	10,000	11,272
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	13,000	14,930
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,804
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	4,000	4,428
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2039	3,200	3,444
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	1,000	1,100
		105,857
Arizona 2.52%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.86% 2048 (put 2020)[1]	4,000	4,091
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,808
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	685
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,036
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,736
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,121
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,491
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,973
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,293
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,321
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,961
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,839
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,535
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,065
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,166
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,577
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2015-A, 5.00% 2025	1,000	1,217
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,107
The Tax-Exempt Bond Fund of America — Page 1 of 74

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Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.00% 2037[1]	$22,200	$19,824
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,635
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2015-A, 5.00% 2024	250	301
The Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[2]	2,000	2,029
The Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[2]	2,500	2,496
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2027	5,035	5,495
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2028	4,000	4,350
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2038	10,000	10,848
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.25% 2026	3,500	3,851
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,266
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,264
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	5,400	6,115
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	12,000	13,222
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,121
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,545
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project), Series 2014-A, 6.75% 2044[2]	1,500	1,679
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2035[2]	910	909
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2045[2]	1,050	1,009
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Leggacy Traditional Schools Projects), 3.00% 2020[2]	490	486
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	12,846
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,597
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,185
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	1,003
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,105
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,022
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2024	3,000	3,271
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2028	8,500	9,211
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,570
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,516
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,459
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,687
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,836
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	543
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,500	2,708
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,556
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	5,000	5,865
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,410
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,513
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2014, 5.00% 2033	1,000	1,131
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Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 6.00% 2027	$2,000	$2,229
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2023	825	890
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,696
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,479
		274,795
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 1.56% 2044 (put 2022)[1]	2,750	2,724
California 11.80%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	6,045
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	11,600	13,897
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2032	1,235	1,366
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2033	1,330	1,467
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2034	1,620	1,776
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2038[3]	2,900	3,136
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	1,990	2,035
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging), Series 2008-A, 5.65% 2038	1,000	1,100
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,703
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,340
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	4,863
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,131
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,005	1,076
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,150	1,225
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,939
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	7,315	7,861
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,827
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.00% 2024	1,000	1,162
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.125% 2029	1,000	1,159
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,927
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,100	1,283
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	995	1,146
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unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	$300	$343
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	5,000	4,914
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.91% 2047 (put 2023)[1]	4,000	3,931
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-A-1, 0.91% 2045 (put 2023)[1]	1,150	1,130
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.12% 2045 (put 2024)[1]	22,750	22,492
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034 (preref. 2018)	3,980	4,391
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	10,000	11,438
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,919
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,330
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	1,000	1,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047	1,780	1,815
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	12,000	13,147
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.71% 2034 (put 2021)[1]	9,000	8,900
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-S-6, 5.00% 2054	10,000	11,026
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2026	1,200	1,409
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,542
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,512
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	824
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,070
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	786
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,085
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2031	1,100	1,253
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2032	1,160	1,314
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2033	1,215	1,372
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,464
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,103
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	1,000	1,097
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2024	1,640	1,780
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	8,058
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,268
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	$225	$265
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,210
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	1,905
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2028	1,370	1,585
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2029	1,325	1,524
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,587
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	4,990	5,169
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2034	750	811
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2035	400	431
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.25% 2045	1,500	1,642
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	2,975	2,992
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	6,460	7,478
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021 (preref. 2019)	11,290	13,070
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,954
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	458
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,850	2,123
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,358
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2013-U-3, 5.00% 2043	5,000	6,542
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	3,860	5,170
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,210
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.00% 2036	1,000	1,126
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	100
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	850
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), 5.00% 2045	5,000	5,509
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,501
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,679
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	291
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	750	882
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	505	547
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2021	100	119
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	724
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2028	500	582
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2031	1,000	1,143
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039	910	1,037
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	55	65
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,031
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	844
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	2,223
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	5,000	5,113
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,476
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,539
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	565
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	561
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	$1,500	$1,670
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,201
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,570	3,060
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	1,015
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	883
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	973
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	1,250	1,372
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	2,000	952
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	2,000	906
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	11,894
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,968
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	2,500	2,646
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	6,000	5,982
Various Purpose G.O. Bonds, 3.00% 2016	30,000	30,642
Various Purpose G.O. Bonds, 3.00% 2016	375	386
Various Purpose G.O. Bonds, 5.00% 2029	2,500	2,988
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,511
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,963
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,531
Various Purpose G.O. Bonds, 5.25% 2031	4,000	4,839
Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,030
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,321
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,896
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,299
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	2,970
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,558
Veterans G.O. Ref. Bonds, Series 2015-CL, 3.50% 2030	7,500	7,514
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	9,750	8,281
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2021	1,800	2,132
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2029	1,625	1,867
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,000	5,685
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,000	5,572
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	10,000	11,092
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,389
Health Facs. Fncg. Auth. Rev. Ref. Bonds (Sutter Health), Series 2015-A, 5.00% 2043	1,500	1,691
Health Facs. Fncg. Auth., Insured Ref. Rev. Bonds (Marshall Medical Center), Series 2015, 5.00% 2033	750	846
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	304
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	350	410
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 5.00% 2024	1,295	1,522
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	495	533
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,550
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	$2,000	$2,328
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,651
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,510
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2032	4,250	4,747
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2034	700	796
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2039	400	450
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2044	400	448
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	980	1,142
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	20	23
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,178
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,498
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2037	1,000	1,011
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.30% 2038 (put 2017)[1]	4,000	3,981
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.29% 2047 (put 2016)[1]	3,500	3,499
Infrastructure and Economic Dev. Bank Rev. Bonds (The Colburn School), Series 2015-B, 1.21% 2037 (put 2022)[1]	2,500	2,496
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2044	15,500	16,771
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2039	1,000	1,072
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	703
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,444
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	513
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,288
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	367
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	777
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	387
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	585	644
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	676
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	411
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2042	1,000	1,084
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,365
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2025	1,200	1,414
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	814
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,409
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,365
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,601
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,662
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2024	1,200	1,452
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2033	1,890	2,166
Lake Elsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2035	4,000	4,294
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	4,149
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,376
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,185
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,385	1,626
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	5,057
City of Long Beach Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,427
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	$3,000	$3,509
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,137
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,129
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2024	750	896
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2029	1,150	1,306
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2030	1,000	1,128
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2031	700	787
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,480
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,387
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,685
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,506
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,506
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,182
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,980	2,419
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,000	1,217
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,233
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,672
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	7,000	7,955
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	5,000	5,683
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-C, 5.00% 2027	1,500	1,824
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.00% 2029	1,000	1,062
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.375% 2039	3,000	3,200
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	2,000	2,323
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,340
Los Angeles County, Regional Fncg. Auth., Insured Rev. Bonds (MonteCedro Inc. Project), Series 2014-B3, 2.50% 2020	2,335	2,341
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,946
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,522
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,699
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	1,141
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	3,283
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,963
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,363
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	$2,135	$2,284
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,967
Municipal Fin. Auth. Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	1,600	1,612
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2037	1,625	1,675
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	4,222
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	1,145	1,214
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School District), Series 2015-A, BAM insured, 5.00% 2042	2,500	2,729
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,000	1,074
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,069
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 5.00% 2039	850	938
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,022
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,026
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	3,400	4,564
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,332
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	544
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,369
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,641
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	3,087
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,000	3,083
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,557
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,584
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,620
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	4,590	5,401
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,219
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2027	1,300	1,468
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	840
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	15,000	15,872
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,272
Successor Agcy. to Orange Redev. Agcy. Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	850	1,023
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,856
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	711
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,260	1,369
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045[2]	12,000	12,334
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	361
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	796
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,305	2,426
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	750	755
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	$755	$861
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2032	1,560	1,766
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2038	1,500	1,686
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	3,000	3,568
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,751
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,593
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	980	985
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,272
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,365
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,942
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	3,770	4,108
State Public Works Board, Lease Rev. Ref. Bonds (Department of General Services), Series 2015-F, 5.00% 2028	2,050	2,440
State Public Works Board, Lease Rev. Ref. Bonds (Department of General Services), Series 2015-F, 5.00% 2029	1,000	1,182
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.375% 2037	2,000	2,057
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	3,300	3,941
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,405	2,818
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2031	755	868
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2032	1,300	1,488
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,163
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	2,165
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2024	1,930	2,266
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2033	2,540	2,819
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	1,340	1,463
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2028	490	547
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2029	540	599
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	2,375	2,581
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2028	2,135	2,476
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2030	2,175	2,487
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2031	1,040	1,183
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2032	1,115	1,262
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2035	1,000	1,120
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,463
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,905	3,322
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	688
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,134
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,134
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	$2,500	$2,524
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	2,560	2,949
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,709
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2022	500	570
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	556
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2037	500	534
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2024	1,160	1,383
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2033	1,500	1,682
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,314
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	9,266
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.739% 2034[1]	5,000	4,541
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	15,500	16,010
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	3,000	3,432
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	2,500	2,839
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	942
Successor Agcy. to the Sacramento Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2032	2,500	2,830
Successor Agcy. to the Sacramento Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2033	2,500	2,814
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,184
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,169
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,877
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	24,137
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	2,000	2,268
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,139
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,582
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,113
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,527
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	1,079
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,562
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,659
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2031	400	449
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,481
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024	7,500	8,675
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2029	5,665	6,471
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,415
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2018	400	441
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024	$800	$885
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025	840	931
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,500	1,648
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	1,000	1,017
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,336
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,287
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,142
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,957
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,497
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	4,250	5,077
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[2]	530	532
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[2]	2,600	2,610
Successor Agcy. to the Redev. Agcy. of the City of Santa Rosa, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2029	1,500	1,748
Successor Agcy. to the Redev. Agcy. of the City of Santa Rosa, Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2030	1,500	1,736
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	1,500	1,775
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,094
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,308
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	3,165	3,599
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	210	211
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.60% 2040[1]	12,775	12,775
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2034	1,000	1,145
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,646
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	1,000	1,015
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-C, 2.50% 2020	1,000	1,013
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	650	652
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	560	607
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,150	9,384
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014-A, Assured Guaranty Municipal insured, 5.25% 2043	1,000	1,120
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,650
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,278
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,642
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	940	978
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2034	1,500	1,588
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 2054	$4,740	$4,950
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 5.375% 2044	2,000	2,344
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,628
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,000	2,265
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2013-B-3, 2.10% 2019	1,250	1,250
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	2,901
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	4,200	4,630
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,945	2,076
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,255
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	5,498
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2038	2,850	3,239
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[2]	2,500	2,502
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 6.625% 2024[2]	1,680	1,953
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	2,750	3,195
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	5,984
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	5,951
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,756
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,272
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,585
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2042	1,000	1,112
Successor Agcy. to the Tax Allocation Rev. Ref. Redev., Vista Redev. Agcy, Rev. Ref Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	440	528
Successor Agcy. to the Tax Allocation Rev. Ref. Redev., Vista Redev. Agcy, Rev. Ref Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,671
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2030	1,000	1,142
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2031	1,215	1,379
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2032	1,245	1,407
Successor Agcy. To the Redev. Agcy. Of the City of Suisun City, Tax Allocation Rev. Ref. Bonds (Suisun City Redev. Project), Series 2014-B, BAM insured, 5.00% 2033	1,280	1,445
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2029	1,005	1,153
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2030	630	719
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2031	1,295	1,465
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2032	2,965	3,332
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2033	2,135	2,392
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2035	500	558
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2040	800	878
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	$1,000	$1,055
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	4,000	3,618
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	9,690	8,619
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,191
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,372
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,120	2,404
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,790
City of Tustin, Community Facs. Dist. No. 14-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2045	300	324
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2026	1,285	1,503
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2028	1,265	1,452
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2033	4,000	4,517
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2038	2,155	2,384
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023	1,160	1,283
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032	1,000	1,110
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	2,000	2,031
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,425
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,482
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,144
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,512
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2021	1,500	1,794
State Dept. Water Resources, Water Rev., Series 2009-AF, 5.00% 2029	1,500	1,678
State Dept. Water Resources, Water Rev., Series 2009-AF, 5.00% 2029 (preref. 2018)	2,090	2,360
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	3,000	3,274
		1,287,328
Colorado 2.68%
Promenade at Castle Rock Metropolitan District No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	1,600	1,582
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.375% 2033	1,750	1,975
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,310	1,483
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,725
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,694
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	550	569
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	1,000	859
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	2,215	2,224
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020 (preref. 2015)	1,285	1,288
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,430
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,348
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,850
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,579
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,526
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	$4,155	$4,319
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	6,000	6,456
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.289% 2033[1]	9,445	8,726
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,213
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	4,035
E-470 Public Highway Auth., Rev. Bonds, Series 2007-CD-2, National insured, 1.77% 2039 (put 2017)[1]	6,400	6,422
E-470 Public Highway Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2019	880	990
Educational and Cultural Facs Auth., Rev. Bonds (Johnson & Wales University Project), Series 2013-A, 5.25% 2043	2,000	2,216
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2027	1,500	1,709
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	2,000	2,192
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	3,000	3,273
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,434
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	210	214
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	1,500	1,518
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	1,590	1,749
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033	5,615	5,972
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	26,265	27,609
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	1,000	1,102
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023	2,000	2,279
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,644
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	1,000	1,091
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,082
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,500	1,620
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,000	2,137
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	4,250	4,535
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2017	290	298
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2017 (preref.2016)	710	731
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2018	645	661
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2018 (preref.2016)	1,605	1,651
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2020	315	322
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2020 (preref.2016)	785	808
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2023	$445	$454
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2023 (preref.2016)	1,280	1,317
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2025 (preref.2016)	3,000	3,087
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2025 (preref.2016)	1,215	1,245
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2031	1,150	1,167
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), 5.25% 2031 (preref.2016)	2,820	2,901
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	135
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.125% 2017 (preref. 2016)	175	184
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,162
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,090
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,409
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,126
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	18,310	18,386
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,535	3,550
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,011
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	2,665	2,141
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021	745	772
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.75% 2031	1,235	1,345
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	5,295
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	586
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	4,437
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,000	1,094
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	3,746
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,035
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	389
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,072
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,000	1,092
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021[2]	1,000	1,065
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds, Series 2007, RADIAN insured, 5.00% 2022	2,560	2,662
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds, Series 2007, ACA insured, 5.00% 2021	1,000	1,009
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds, Series 2007, 5.00% 2017	790	831
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	970	992
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	5,043
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	6,010
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	$3,000	$3,424
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	10,509
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,600	1,806
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,772
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.00% 2017	1,115	1,201
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,246
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,500	1,507
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,732
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,194
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,516
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	2,000	2,015
		291,902
Connecticut 0.26%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,044
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	3,210	3,445
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	4,410	4,729
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	1,000	1,070
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,485	2,455
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[2]	9,000	7,716
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2001, 6.00% 2016	230	230
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2001, 6.25% 2021	4,500	4,500
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[2]	3,060	3,113
		28,302
Delaware 0.03%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	350	362
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,907
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,552
		3,821
District of Columbia 0.72%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,397
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,011
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	9,280
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	4,000	4,194
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,016
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	2,803
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,588
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,057
G.O. Ref. Bonds, Series 2014-C, 5.00% 2038	1,800	2,042
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	12,000	13,287
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Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2031	$5,000	$5,692
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2040	3,000	3,320
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	5,000	5,717
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,044
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,358
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.60% 2040 (put 2016)[1]	7,500	7,505
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,148
		78,459
Florida 7.86%
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	9,000	10,293
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,402
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	12,900	13,930
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	2,000	2,059
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	3,250	3,571
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,483
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,262
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2017	1,300	1,358
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2019	2,900	3,028
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2021	3,210	3,348
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2023	3,545	3,691
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2024	3,725	3,878
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2025	3,920	4,080
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2026	3,120	3,244
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,201
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	13,551
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	21,653
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	5,892
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	5,000	5,646
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	10,500	12,254
Collier County Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2045	7,050	7,699
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,319
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[2]	1,250	1,368
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	2,970	3,384
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,244
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,247
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	$14,755	$16,732
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	7,076
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,141
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,661
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,784
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,377
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,052
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,200
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	2,885	2,896
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), 5.00% 2022	675	774
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2027	2,000	2,204
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	1,000	1,090
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,160	1,162
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	165
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017 (preref. 2015)	150	150
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020 (preref. 2015)	140	140
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016	1,360	1,426
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	52
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2017 (preref. 2016)	85	89
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019	2,165	2,272
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019 (preref. 2016)	75	79
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022	1,930	2,025
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022 (preref. 2016)	70	73
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	1,780	1,868
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	145	152
Hillsborough County Aviation Auth., Tampa International Airport Customer Fac. Charge Rev. Bonds, Series 2015-A. 5.00% 2044	6,350	6,957
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044	5,000	5,514
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2007-A, 5.25% 2022	3,945	4,197
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project), Series 2007-A, 5.65% 2018	2,000	2,220
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,680	1,796
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	590	617
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	580	616
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	1,165	1,247
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	$790	$839
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,000	5,155
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,827
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,746
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,694
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[2]	3,435	3,630
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,276
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,286
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,096
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,325	12,022
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038[4]	2,985	776
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011[4]	4,750	1,234
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.77% 2017[1]	11,880	11,909
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,121
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,082
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	1,010	1,096
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	2,630	2,634
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	825	818
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds, 4.875% 2035	1,000	1,011
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	9,314
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	3,000	3,086
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	585
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	2,003
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,040
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	4,937
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,568
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project),Series 2007, 5.00% 2029	12,295	12,783
Lee County, Airport Rev. Ref. Bonds, 5.00% 2033	3,340	3,787
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,395
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,481
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,465
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,137
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,135
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	$1,000	$1,133
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,344
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System), Series 2007, 5.00% 2022 (preref. 2017)	1,460	1,583
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	2,835	2,499
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	11,300	12,005
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	3,250	3,514
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	2,010	2,014
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	2,085	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015[4]	725	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038[4]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014[4]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012, 5.25% 2015[4]	590	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	1,180	1,154
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	2,265	2,214
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	2,220	2,250
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-A, 0%/7.25% 2035[3,5]	430	409
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-B, 0%/7.25% 2022[5]	385	365
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,275	2,416
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	1,000	1,061
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 4.00% 2018	2,000	2,132
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2020	1,000	1,144
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	543
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2012-A, 4.00% 2037	1,000	1,014
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	5,000	6,044
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2035	1,300	1,442
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2040	6,500	7,118
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	5,000	5,446
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,365
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,974
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,788
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	$5,000	$5,861
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,818
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	5,004
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,899
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,800	5,278
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	4,000	4,373
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	4,044
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,144
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,543
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,203
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,369
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,509
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,295
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,921
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,585
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.50% 2036	8,000	9,095
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2023	5,480	6,364
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,390	2,789
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	9,156
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	6,068
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,482
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,770
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,501
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	131
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	7,000	7,634
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,087
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,750	1,891
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,900	2,048
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,107
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,504
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	7,091
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,076
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,449
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,715
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,765
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	802
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,470
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	1,976
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,733
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	645	645
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2028	2,000	2,220
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2035	4,500	4,836
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2040	4,750	5,065
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2045	7,900	8,391
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,234
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,355
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	$3,000	$3,591
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	6,223
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,607
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	3,000	3,354
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	8,386
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,386
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,812
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,827
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	9,295	9,687
Palm Beach County Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 2.75% 2034	1,200	1,194
Palm Beach County Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2030	3,655	4,095
Palm Beach County Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,588
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,675
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,556
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	290	294
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	2,955	1,335
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,235	3,295
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-A, 5.00% 2029	1,240	1,430
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	1,000	1,103
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013[4]	1,775	1,243
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,015	1,035
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,130	4,243
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.75% 2030	1,000	1,110
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	5,625	6,219
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	3,500	3,894
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds, Series 2006, RADIAN insured, 4.50% 2026	1,000	1,004
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,700
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	319
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,862
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	336
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	8,500	8,914
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	8,000	8,442
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	2,125	2,254
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2008, 5.00% 2028	13,000	14,080
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,078
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,379
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,284
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,470
Volusia County Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project) Series 2015, 5.00% 2045	5,000	5,432
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	$2,550	$2,913
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,135
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,283
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,277
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,677
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	2,871
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,142
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,081
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,614
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2033	1,000	1,092
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2035	2,000	2,174
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2040	3,055	3,303
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	1,500	1,619
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,140
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,418
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,467
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	2,180	2,380
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,165	1,166
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	5,000	5,344
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2029	1,000	1,133
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2033	1,635	1,818
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2034	1,620	1,795
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	4,000	4,319
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,656
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,160	1,144
		857,821
Georgia 3.43%
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2024	2,000	2,412
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025	1,000	1,206
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026	4,000	4,825
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027	7,165	8,643
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2032	1,500	1,809
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,385	1,357
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	1,000	1,112
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,413
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	7,965
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	6,095
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2026	1,000	1,210
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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2031	$3,000	$3,496
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2032	5,000	5,804
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2040	15,000	17,026
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,847
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	22,056
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-C, 5.70% 2043	8,000	8,660
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,112
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,656
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,450	8,173
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	10,625	11,549
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,934
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,761
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,924
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,748
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,680
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,945	4,763
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	3,455	3,492
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	4,000	3,995
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	5,000	5,927
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	3,057
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	3,079
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	13,456
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 0.97% 2035 (put 2020)[1]	6,800	6,735
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 5.00% 2030	2,250	2,595
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	7,910	8,981
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,590	1,805
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,790
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,378
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,435	1,635
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022 (preref. 2020)	505	591
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,235	1,254
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,240	2,399
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,102
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,261
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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	$2,000	$2,322
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,728
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	9,929
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,676
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	2,005
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	3,625	3,684
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	3,052
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.84% 2033[1]	7,000	6,169
Municipal Electric Auth Bonds (Plant Vogtle Units 3 & 4 Project J), Series 2015-A, 5.00% 2060	8,200	8,723
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	3,250	3,801
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,711
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	25,966
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	12,611
Municipal Electric Auth., Series 2015-A, 5.50% 2060	15,500	17,261
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	7,302
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026	4,500	5,205
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,250	1,408
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033	1,000	1,107
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,154
		373,582
Guam 0.22%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	2,000	2,036
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,208
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	5,000	5,613
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2031	1,000	1,117
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2039	1,000	1,094
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,185
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	3,810	4,163
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	6,350	7,116
		23,532
Hawaii 0.24%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,224
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,135
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	19,534
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,773
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,076
		26,742
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Bonds, notes & other debt instruments Idaho 0.11%	Principal amount (000)	Value (000)
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	$2,260	$2,500
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,653
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	5,000	5,341
		11,494
Illinois 9.05%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project), Series 2007, 5.35% 2017	1,045	1,062
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	2,007
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	7,158
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	5,510	6,156
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,775
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,257
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,534
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,248
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,783
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 5.00% 2030	1,925	1,934
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2016)	3,000	3,089
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,519
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,206
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	12,500	13,601
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,334
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,000	1,156
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,488
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	4,000	4,375
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,161
City of Chicago, G.O. Bonds, Ref. Series 2007-A, 5.50% 2042	750	770
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,241
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,154
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,298
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,491
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,008
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,040
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	9,027
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,583
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	15,139
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,457
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,910
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	5,000	5,043
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2017	4,000	4,214
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,326
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,767
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2030	5,000	5,655
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,000	5,634
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	$4,000	$4,490
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2033	1,750	1,959
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,638
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2023	2,165	2,265
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	3,236
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	420
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,821
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	1,500	1,696
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,078
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,680
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,214
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,136
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,000	1,062
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,054
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2042	5,000	5,191
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	3,000	3,139
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,017
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,227
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,118
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,668
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,113
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	4,725	5,162
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	3,650	4,029
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 1994-D, FGIC-National insured, 7.75% 2019	3,735	4,223
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-B, National insured, 5.75% 2033	9,630	11,954
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,058
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,755
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,418
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,417
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,678
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	3,205
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,001
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,070
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	3,000	3,669
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,975	2,030
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,475	1,493
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,492
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	1,000	1,089
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	$7,600	$8,465
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 4.00% 2044	1,000	987
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,169
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	536
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,895
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	19,173
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	10,146
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, 5.00% 2026	11,050	11,494
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2024	245	286
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2025	685	803
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2030	1,000	1,115
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2035	1,350	1,480
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	4,605	4,965
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,233
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,169
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	500	546
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,500	11,277
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,337
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,439
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,637
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,204
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	2,250	2,544
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,725
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,132
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,088
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,979
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,950	5,490
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	7,500	8,223
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	700	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	8,750	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	—
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,127
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,135
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	713
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,298
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,310
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,291
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	371
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,220
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	698
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,371
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,500	1,673
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	9,986
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,104
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,921
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,560	9,732
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	16,134
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,729
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,203
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,957
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,335	17,647
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	3,924
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	3,899
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	20,890	22,702
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,454
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	$4,520	$4,823
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	5,073
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	19,000	22,954
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	16,081
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,428
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	1,987
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,097
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,201
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,255
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,854
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,493
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	1,289
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. - Illinois State University Project), Series 2011, 6.75% 2031	1,000	1,139
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	10,000	11,487
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	31,743
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	7,875	8,047
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	10,000	10,225
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	4,000	4,124
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	2,500	2,762
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	2,903
G.O. Bonds, Series 2014, 5.00% 2039	3,300	3,378
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,166
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,028
G.O. Bonds, Series of May 2014, 5.00% 2026	2,000	2,157
G.O. Bonds, Series of May 2014, 5.00% 2039	4,400	4,507
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,776
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,275	2,441
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[3]	1,314	1,271
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	405	410
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	1,445	1,456
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	25,800	25,632
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.55% 2016	185	186
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds (Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[4]	2,300	644
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	285
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	3,100	3,166
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	14,020	14,274
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2053	1,225	1,260
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	760	763
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,528
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	$7,500	$8,664
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	11,921
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,070
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	3,945
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,660
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028	1,000	1,187
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	7,790	9,966
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,090
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,848
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	5,000	5,157
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,795
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,493
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,138
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,378
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,951
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,110
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,437
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,770
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,729
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,273
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,534
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,297
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,135
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,440
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,194
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	11,601
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,486
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025 (preref. 2017)	4,830	5,238
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2009-A, 5.00% 2019	425	457
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2009-A, 5.00% 2019 (preref. 2017)	575	624
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.25% 2041	1,750	1,921
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.50% 2031	2,000	2,322
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2039	2,000	2,182
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds, Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,948
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017 (preref. 2015)	1,500	1,509
		987,464
Indiana 1.95%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,137
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,925
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,450
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2009-A, 5.25% 2039	1,000	1,110
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,758
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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2028	$250	$295
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,171
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	5,000	5,538
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,628
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,106
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,250	1,371
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	6,500	6,876
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	19,136
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,000	3,287
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,258
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,057
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,590
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,878
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,159
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	17,750	18,001
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.25% 2017	525	557
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.25% 2017 (escrowed to maturity)	875	931
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2022	1,745	1,853
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2022 (preref. 2017)	3,255	3,473
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027	2,035	2,149
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027 (preref. 2017)	1,665	1,777
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037	3,390	3,531
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037 (preref. 2017)	3,095	3,303
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2018	1,125	1,141
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	7,500	7,600
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2006-B-5, 5.00% 2036	10,000	10,403
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,253
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,671
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	4,873
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	10,420	12,418
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	7,257
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,298
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-A, National insured, 5.60% 2016	1,000	1,044
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,044
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	3,000	3,396
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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 2003, AMBAC insured, 5.70% 2017	$3,000	$3,190
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,244
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	3,047
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030	1,500	1,736
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032	2,000	2,300
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,268
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,199
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,800
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,390
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,259
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,637
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,474
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2015-BB-1, 5.00% 2034	530	610
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,709
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	545
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	1,530	1,768
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,861
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,092
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,142
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2014-A, 1.75% 2025 (put 2018)	1,000	1,008
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018 (preref. 2016)	1,185	1,227
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019 (preref. 2016)	1,245	1,289
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026 (preref. 2016)	4,000	4,143
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	2,070
		212,711
Iowa 0.37%
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	170	176
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[3]	784	728
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	18,000	19,157
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	7,000	7,675
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,121
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2037	1,000	985
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	3,942
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,240
		40,024
Kansas 0.45%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,675
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	5,997
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	919
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	546
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	278
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	833
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Bonds, notes & other debt instruments Kansas (continued)	Principal amount (000)	Value (000)
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.25% 2022	$2,500	$2,558
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	14,500	14,690
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 4.85% 2016	175	177
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	1,894	1,904
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,825	1,834
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	17,301
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	130	132
		48,844
Kentucky 0.56%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	5,000	6,049
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2033	2,000	2,165
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2037	5,300	5,754
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2040	5,000	5,362
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2045	2,550	2,737
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	1,500	1,607
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,094
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,092
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,267
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,065	1,126
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	4,500	4,796
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	5,000	5,602
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,504
		61,155
Louisiana 2.06%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	845	955
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2034	1,940	2,186
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2040	2,050	2,271
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,747
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	10,000	10,277
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	4,000	4,111
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,750	2,026
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	515	535
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	11,791
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	1,210	1,266
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Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	$5	$5
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	415	432
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039	6,500	7,966
Juban Crossing, Economic Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[2]	1,000	1,014
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007 (Go Zone), 5.35% 2041	1,143	1,169
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	10,270	11,705
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,360	26,430
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,100	3,649
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	13,314
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,500	4,133
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,368
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,877
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,798
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,784
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2044	4,000	4,395
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	5,000	5,595
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2026	375	429
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032	2,000	2,196
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2033	3,455	3,786
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	1,000	1,070
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	4,855	5,074
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038 (preref. 2017)	1,840	1,973
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,265	1,322
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043 (preref. 2017)	475	510
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-B, 5.25% 2027	1,090	1,146
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-B, 5.25% 2027 (preref. 2017)	410	440
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,974
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,875
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,388
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,432
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial District Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	13,405	14,461
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,133
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,100	1,173
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	6,000	6,182
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A, 4.85% 2039	260	262
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	666
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2029	1,150	1,201
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	12,000	12,026
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2025	3,420	3,468
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	7,500	7,783
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	6,000	6,450
		224,219
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Bonds, notes & other debt instruments Maine 0.13%	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	$8,000	$9,084
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,267
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	574
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	545	582
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	1,660	1,777
		14,284
Maryland 0.99%
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2014-B, 4.00% 2016	3,625	3,729
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,141
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,071
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,496
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,592
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,131
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,403
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,024
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,460
G.O. Bonds, State and Local Facs., First Series 2012- B, 5.00% 2016	2,000	2,037
G.O. Bonds, State and Local Facs., First Series 2012- C, 4.00% 2016	3,175	3,270
G.O. Bonds, State and Local Facs., Second Series, 5.00% 2018 (preref. 2016)	1,000	1,036
G.O. Bonds, State and Local Facs., Series 2011-E, 5.00% 2016	11,820	12,246
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,312
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), 5.00% 2047	2,000	2,194
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2019	1,280	1,374
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Assured Guaranty insured, 5.00% 2019 (preref. 2017)	220	236
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,661
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045	1,000	1,110
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2038	9,000	9,953
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2042	6,470	7,070
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	3,000	3,376
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	1,140	1,214
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2016	3,000	3,108
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	11,578
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,300	2,302
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,000	1,023
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,182	1,184
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	750	783
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	2,000	2,139
		108,253
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Bonds, notes & other debt instruments Massachusetts 2.17%	Principal amount (000)	Value (000)
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	$2,905	$3,148
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	103
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative), Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,418
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	1,085	1,239
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	2,250	2,432
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,054
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,163
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,576
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	5,073
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[2]	16,920	16,807
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.60% 2040 (put 2017)[1]	1,000	998
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	19,364
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,000	5,756
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,004
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,511
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,052
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,099
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,395
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	1,011
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,706	2,564
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	3,722	3,509
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	779	658
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,868	12
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,132
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,151
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044	1,000	1,099
Dev. Fin. Agcy., Rev. Bonds (Williams College), Series 2011-N, 0.30% 2041 (put 2017)[1]	2,000	1,999
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	9,800	11,051
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	8,778
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	7,185	8,444
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,352
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,538
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,500	1,657
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,837
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,225
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2008-O, 6.00% 2036	7,000	7,962
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2007-G-2, Assured Guaranty Municipal insured, 0.66% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,659
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,800
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	12,320	14,031
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-1, 5.00% 2032	1,050	1,174
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	8,380	9,365
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,314
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,160
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,345	2,405
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,140	1,223
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	3,820	4,152
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	2,080	2,138
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	3,065	3,149
The Tax-Exempt Bond Fund of America — Page 37 of 74

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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	$10,000	$12,881
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,300
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	9,250	10,081
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,762
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,810
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,629
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,136
		236,340
Michigan 3.68%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	5,800	5,866
City of Detroit, Distributable State Aid G.O. (Limited Tax) Bonds, Series 2010, 5.25% 2035	10,665	11,434
City of Detroit, G.O. Bonds, Series 2014, National insured, 5.375% 2018	3,042	3,049
City of Detroit, G.O. Bonds, Series 2014-B, National insured, 5.375% 2018	558	559
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.79% 2032[1]	7,850	7,055
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	5,900	6,396
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	16,000	17,097
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,192
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	23,370
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,238
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	3,886
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	3,976
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,361
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	3,250	3,435
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,294
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,667
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,425	1,533
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,503
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,379
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,070
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	7,401
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2034	4,095	4,586
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	250	279
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,400
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,675
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,661
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,656
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	3,000	3,297
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,150	2,227
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2030	5,000	5,670
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	750	932
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	$2,000	$2,147
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,036
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	495
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,532
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	2,000	2,187
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,429
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,810
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	12,981
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,163
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,256
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,332
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,718
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,102
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	3,705	3,978
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,770
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033	1,050	1,200
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033 (preref. 2018)	3,950	4,627
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,266
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,212
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,437
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,518
Fin. Auth., Local Government Loan Program Rev. Bonds (Public Lighting Auth. Local Project Bonds), Series 2014-B, 5.00% 2030	1,000	1,093
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,178
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.00% 2029 (preref. 2018)	2,000	2,397
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	3,000	3,617
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2025	500	580
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,291
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	2,750	3,001
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	5,300	5,831
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,273
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	3,145	3,551
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	4,855	5,585
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	2,053
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	10,000	11,497
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,064
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,500	1,765
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	1,500	1,377
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	43,205	38,591
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	10,010	10,016
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, 0.44% 2033 (put 2018)[1]	2,275	2,257
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Wayne County Airport Auth. Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	$4,870	$5,296
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,763
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	7,999
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2021	12,190	13,960
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2022	2,140	2,420
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.50% 2020	9,000	10,607
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-D, 5.00% 2016	1,400	1,468
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,290	1,474
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	15,800	17,265
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	6,000	6,520
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,103
		401,232
Minnesota 0.25%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[3]	7,672	7,426
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2045[3]	1,949	1,931
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	990	1,035
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	500	532
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	545	579
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	775	813
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	600	631
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	875	945
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2008-A, 6.75% 2032	30	35
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	2,915
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2034	5,000	5,628
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2044	1,000	1,106
Housing and Redev. Auth. of the City of Saint Paul, Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015, 5.00% 2025	1,000	1,099
Housing and Redev. Auth. of the City of Saint Paul, Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015, 5.00% 2026	1,000	1,093
Housing and Redev. Auth. of the City of Saint Paul, Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015, 5.25% 2028	1,000	1,102
		26,870
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Bonds, notes & other debt instruments Mississippi 0.33%	Principal amount (000)	Value (000)
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2026	$5,065	$5,102
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,644
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,877
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	580	612
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	1,755	1,802
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	960	1,035
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	3,197
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	2,104
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	2,897
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,493
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,222
		35,985
Missouri 1.14%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2016	1,000	999
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2017	1,000	998
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2018	1,500	1,500
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	5,890	5,354
Health & Educational Facilities Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	3,750	4,055
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project, Series 2015-A, 5.00% 2034	3,200	3,602
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project, Series 2015-A, 5.00% 2039	2,000	2,217
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,125
Health and Educational Facs. Auth., Health Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,173
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Luke’s Episcopal-Presbyterian Hospitals), Series 2006, 5.00% 2019	2,830	2,952
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,250	2,418
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	2,740	2,898
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2027	2,930	2,984
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2037	2,065	2,085
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	4,215	4,255
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	490	499
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	655	691
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	595	644
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,580	1,718
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	910	985
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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	$4,000	$4,364
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	1,265	1,269
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project), Series 2006, National insured, 5.00% 2020	1,620	1,633
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,743
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,800	2,865
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,310	1,345
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,307
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,461
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	5,465	6,643
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	8,000	9,813
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	12,255	15,074
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,270	7,634
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	9,948
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,227
		124,478
Nebraska 0.58%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,338
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,443
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	1,000	1,080
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	6,941
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	5,000	5,700
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2045	4,340	4,700
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2045	1,000	1,083
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,300	2,484
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028	10,795	12,342
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	850	877
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 2.50% 2035	2,485	2,518
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	1,230	1,269
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	930	1,009
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015, 3.50% 2045	2,460	2,635
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	7,500	7,994
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,107
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	1,245	1,346
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028 (preref. 2018)	3,245	3,544
		63,410
The Tax-Exempt Bond Fund of America — Page 42 of 74

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Bonds, notes & other debt instruments Nevada 1.75%	Principal amount (000)	Value (000)
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	$2,420	$2,680
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	8,856
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,746
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,128
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	20,124
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,972
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,329
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,717
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	2,000	2,237
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	10,980	12,257
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2022	2,125	2,541
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2027	1,000	1,206
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	6,596
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	2,116
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,750	5,818
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2019	3,000	3,411
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,660	3,660
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	1,135	1,146
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2019	3,890	4,147
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,520
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	350	359
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	3,770	3,855
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	4,945	4,229
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,430	6,428
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,340
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	9,281
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,640
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,844
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,265
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,909
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,110
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,524
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	10,039
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,771
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,651
		190,452
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Bonds, notes & other debt instruments New Hampshire 0.40%	Principal amount (000)	Value (000)
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	$3,000	$3,356
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,013
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), 5.00% 2032	2,565	2,935
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), 5.00% 2033	3,740	4,249
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.00% 2037	8,500	8,964
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.25% 2028	1,500	1,601
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	2,068
		43,186
New Jersey 2.16%
Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,508
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2025	1,020	1,160
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2026	1,000	1,129
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	4,900	5,480
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,077
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	2,000	2,141
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	2,922
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,083
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	1,047
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,925	2,020
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	5,250	5,509
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,639
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,536
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	470	493
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,500	1,620
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	5,500	5,726
Econ. Dev. Auth., School Dacs. Contruction Rev. Ref. Bonds, Series 2015-WW, 5.25% 2040	1,300	1,357
Econ. Dev. Auth., School Facs. Construction Notes, Series 2012-H, 0.92% 2017[1]	4,250	4,197
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	1,500	1,562
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,820
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City Issue), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	2,525	2,820
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,773
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	4,045
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	4,001
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,143
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue), Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	4,896
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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	$1,000	$1,090
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,468
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,012
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	8,206
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2028	1,205	1,287
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2030	2,030	2,184
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	14,075	14,836
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	62,850	51,112
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-B, 0% 2041	15,900	4,022
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds) Series 2014-A, 5.00% 2021	2,125	2,408
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,749
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,568
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,021
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,138
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	10,981
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,002
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	7,500	8,245
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,843
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,083
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.69% 2024 (put 2018)[1]	6,350	6,329
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.64% 2023 (put 2017)[1]	4,015	4,010
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.69% 2024 (put 2018)[1]	3,625	3,611
		235,909
New Mexico 0.25%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,845
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.933% 2028[1]	310	308
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	9,000	9,091
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,035
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,332
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,456
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	750	758
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	370	392
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	215	229
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	545	568
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	325	336
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	500	527
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	780	807
		27,684
The Tax-Exempt Bond Fund of America — Page 45 of 74

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Bonds, notes & other debt instruments New York 6.59%	Principal amount (000)	Value (000)
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	$1,000	$1,095
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,175
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 5.00% 2023	800	929
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 5.00% 2040	1,500	1,636
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	2,000	2,113
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	6,705	6,935
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	592
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,127
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2033	7,500	8,373
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	500	552
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,817
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,419
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,925
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,811
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,855
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	11,000	12,082
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2036	650	723
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031[2]	500	530
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	1,495	1,501
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,292
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,214
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,644
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,282
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,933
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C Group A, 5.00% 2024	5,000	6,116
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	2,500	2,790
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	1,750	2,044
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	10,122
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,152
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,909
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,093
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2038	1,600	1,807
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2033	1,000	1,142
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,408
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,871
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	592
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-B, 5.00% 2024	1,000	1,179
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,184
The Tax-Exempt Bond Fund of America — Page 46 of 74

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	$6,000	$7,146
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,537
Town of Hempstead, Local Dev. Corporation Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	900	1,048
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	6,000	6,565
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	10,816
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[2]	8,500	8,617
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	12,750	13,268
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	2,700	2,837
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	3,979
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,446
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,410
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,701
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,186
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,851
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	3,600	3,912
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,690
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,450
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,134
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,794
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,292
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 0.97% 2019[1]	8,900	8,951
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	2,038
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.02% 2020[1]	11,100	11,143
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.40% 2026 (put 2017)[1]	500	498
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,025
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,048
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	5,335	5,676
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,809
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,378
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	8,973
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,312
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	9,750	9,625
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	5,000	5,731
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1G, 0.775% 2026 (put 2015)[1]	5,000	5,000
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,873
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,624
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,133
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,552
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,591
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,525
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	$1,000	$1,167
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	335	344
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims - City of New York), Series 2012-A, 5.00% 2021	2,000	2,377
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	600	647
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021	10	10
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021 (preref. 2016)	3,740	3,845
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[1]	2,350	2,335
City of New York, G.O. Bonds, Fiscal 2009 Series E, 5.00% 2016	7,000	7,252
City of New York, G.O. Bonds, Fiscal 2013 Series F-1, 5.00% 2037	3,000	3,378
City of New York, G.O. Bonds, Fiscal 2013 Series H, 5.00% 2023	3,855	4,660
City of New York, G.O. Bonds, Fiscal 2013 Series J, 5.00% 2023	500	604
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2016	8,010	8,299
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,710
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	3,022
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,326
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,742
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,500	1,783
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,711
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,056
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,155
City of New York, G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,998
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,096
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,115
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Fiscal 2006 Series C, 4.75% 2033	5,000	5,116
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2009 Series EE, 5.00% 2018 (escrowed to maturity)	5,000	5,553
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series BB, 5.25% 2044	3,000	3,467
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2007 Series DD, 4.75% 2035	7,500	7,918
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2010 Series FF, 5.00% 2025	2,255	2,611
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2026	2,000	2,346
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2043	2,000	2,259
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,687
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	6,400	7,368
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,078
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,164
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,250
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,127
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,762
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,124
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	568
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,760
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021 (preref. 2016)	3,500	3,623
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	2,500	2,850
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,281
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	4,000	4,601
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	3,000	3,442
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,840
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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	$1,200	$1,361
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,737
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,725
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,652
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	3,750	3,885
New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Series 2012-BB, 5.00% 2047	5,000	5,537
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,135
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	8,132
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	15,103
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,750	2,050
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,473
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	2,005	2,042
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 1994-B, 2.00% 2029 (put 2020)	2,000	2,022
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	2,500	2,760
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,058
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,788
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	2,800	3,168
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,650
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,151
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,000	2,056
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	800	823
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	500	553
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4E, 0.775% 2032 (put 2017)[1]	4,000	4,026
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	3,043
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	5,000	6,116
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	2,500	2,982
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	7,500	8,588
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,581
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,934
Utility Debt Securitization Auth., Restructuring Bonds, 5.00% 2032	5,000	5,974
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,967
		718,647
North Carolina 0.92%
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,848
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	872
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,548
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,679
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	14,908
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,365
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	11,090
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,526
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	10,744
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,260
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2028	2,895	3,363
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2029	7,500	8,628
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,428
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Bonds, notes & other debt instruments North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	$1,860	$1,918
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2025	1,500	1,632
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 0.76% 2033 (put 2017)[1]	1,870	1,861
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	5,000	5,249
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,209
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,862
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	3,640	4,092
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019 (escrow to maturity)	1,360	1,531
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	905	1,043
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020 (escrow to maturity)	345	398
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2023	1,125	1,164
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2024	1,185	1,225
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2024	1,155	1,195
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.125% 2021	500	520
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.125% 2022	1,040	1,081
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,196
		100,435
North Dakota 0.08%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2024	1,210	1,443
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035	700	835
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,205	1,271
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	920	993
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,610	1,754
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	2,370	2,588
		8,884
Ohio 3.63%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	14,215	15,514
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	18,381
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,023
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-b, 3.10% 2023 (put 2019)	1,000	1,005
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031	3,000	3,224
Akron, Bath, and Copley Joint Township Hospital District, Hospital Facs. Rev. Bonds (Akron General Health System), 3.80% 2027	7,000	7,051
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	$16,000	$17,761
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	6,421
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,212
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,576
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	19,990	17,875
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	41,110	35,534
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	48,625	45,398
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, National insured, 5.25% 2017	10,000	10,888
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project), Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	4,009
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	6,000	6,748
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	12,521
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,225
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	2,000	2,080
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	8,000	8,298
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,241
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,411
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,299
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,364
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,312
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,289
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,993
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,000	2,178
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,481
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035	2,700	2,963
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	4,250	4,667
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,850	1,998
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	4,940	5,574
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,756
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,515
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	9,955	10,108
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,737
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,163
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,239
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,785
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,643
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	5,890
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-E, 5.00% 2039	$315	$329
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	490	506
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	3,845	4,062
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	480	508
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	290	309
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	820	870
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	995	1,096
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028 (preref. 2018)	580	642
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	485	534
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029 (preref. 2018)	2,515	2,849
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2020	5,000	5,020
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,175
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,083
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2021	1,660	1,699
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2026	3,250	3,315
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	6,500	6,753
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,534
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	1,495	1,516
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[2,3]	2,240	2,345
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[2,3]	3,034	3,163
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group), Series 2006, 5.125% 2021	1,000	1,050
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,159
Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	3,750	4,075
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	3,620
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,501
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,147
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	413
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	555
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2039	725	793
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	12,500	12,729
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2006-A, 3.00% 2019	2,000	2,034
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	5,000	5,141
		395,875
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Bonds, notes & other debt instruments Oklahoma 0.28%	Principal amount (000)	Value (000)
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	$5,000	$5,611
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	215	229
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	1,135	1,167
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	760	831
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	950	957
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,047
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.875% 2030	3,000	3,010
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.81% 2023 (put 2018)[1]	7,540	7,525
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,314
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,145
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,421
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,899
		30,156
Oregon 0.26%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	7,080	7,171
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,494
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2032	1,000	1,121
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2033	1,000	1,118
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	3,500	3,818
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.02% 2022 (put 2018)[1]	600	601
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2024	1,000	1,172
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	2,010
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-B, 3.625% 2020	3,000	3,002
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,392
Port of Portland, Portland International Airport Rev. Bonds, Series 2015-23, 5.00% 2027	1,675	2,015
		27,914
Pennsylvania 2.28%
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032	1,000	1,138
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	10,251
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	8,500	8,642
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2008-A, 2.70% 2035 (put 2018)	3,000	2,995
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System), Series 2010-A, 5.00% 2031	5,000	5,538
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,638
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project), Series 2008-A, 5.00% 2017	730	739
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2029	$300	$351
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2030	350	406
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	404
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,488
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,444
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,056
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	206
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	435	451
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	750	775
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2035	1,060	1,112
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	1,250	1,296
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	6,900	6,973
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 1.75% 2033 (put 2015)	500	501
Geisinger Auth., Health System Rev. Bonds (Geisinger Health System), Series 2014-B, 1.196% 2028 (put 2024)[1]	3,500	3,539
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	5,400	5,943
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), 5.80% 2030	1,000	1,062
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.00% 2018	1,230	1,283
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042	2,500	2,599
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043	2,600	2,771
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	763
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,051
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,980	2,036
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,399
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	4,000	4,097
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,000	1,166
Industrial Dev. Auth., Rev. Ref. Bonds (Covanta Project), 5.00% 2043	2,500	2,513
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2009, 5.00% 2020	6,285	7,125
Lancaster County Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 2045	500	507
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023	1,100	1,186
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028	1,250	1,361
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,150	1,259
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	2,157
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024	$800	$894
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	1,000	1,089
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031	5,000	5,439
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	5,500	5,939
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	3,875	4,139
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,640	2,820
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1994-A, 2.55% 2029 (put 2020)	1,500	1,505
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	7,522
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,754
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,636
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,253
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	537
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,110
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,108
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027	3,000	3,381
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,242
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,307
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	1,000	1,134
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,257
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,114
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,223
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,473
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,580
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,100	12,984
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	500	508
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,079
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2023	1,180	1,339
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2025	2,000	2,230
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2026	1,000	1,106
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2027	1,000	1,101
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.969% 2024[1]	14,525	14,176
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	11,335
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	12,600	12,360
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Susquehanna Area Regional Airport Auth., Subordinate Airport System Rev. Bonds, Series 2012-C, 3.00% 2017	$1,685	$1,712
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2027	5,625	6,454
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2028	1,000	1,138
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2029	2,620	2,960
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.62% 2017[1]	2,000	1,990
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 0.99% 2021[1]	3,000	2,988
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 0.81% 2045 (put 2018)[1]	4,000	3,994
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009-B, 5.00% 2028	4,000	4,503
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	2,520	2,553
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2030	1,500	1,610
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026 (preref. 2016)	2,800	2,827
		248,624
Puerto Rico 0.41%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	3,819
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	3,640	2,518
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	1,000	640
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	9,000	8,805
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	13,735	13,338
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	545	544
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	885	896
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2017	1,600	1,572
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,481
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,120	1,025
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.25% 2019	880	728
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2017	830	732
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	955	699
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	503
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	1,996
Public Improvement Ref. Bonds (G.O. Bonds), Series 2008-A, 5.00% 2023	4,040	2,660
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2020	2,500	1,689
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	500	226
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	3,000	1,356
		45,227
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Bonds, notes & other debt instruments Rhode Island 0.26%	Principal amount (000)	Value (000)
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	$2,715	$3,347
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,491
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,444
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2040	1,500	1,682
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	6,030	6,163
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	1,060	1,083
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,721
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Bryant University), Series 2014, 5.00% 2032	1,000	1,129
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	5,250	5,652
		28,712
South Carolina 1.42%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,789
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	5,000	5,236
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020 (preref. 2015)	4,500	4,520
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,603
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds (School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,050
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds (School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,100
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2041	2,000	2,178
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	405	412
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,515	1,522
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	1,190	1,193
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042	4,000	4,916
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	4,320	4,323
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2019	1,000	1,081
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2020	1,265	1,367
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2032	2,000	2,124
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,050
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,500	1,501
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds (School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,249
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Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds (School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	$4,000	$4,199
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,690
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	18,410	20,565
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038 (preref. 2019)	1,590	1,823
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.50% 2053	5,110	5,673
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	9,400	10,185
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	10,500	11,772
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	3,011
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	10,000	10,903
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,000	1,086
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	5,000	5,415
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,627
		155,163
South Dakota 0.13%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), 5.00% 2045	5,000	5,524
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	708
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	819
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,904
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	4,430	4,820
		13,775
Tennessee 0.96%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,000	4,262
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	10,910	11,583
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,946
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,196
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,610	1,718
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	2,560	2,722
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	5,000	5,348
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	380	395
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	3,500	3,814
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	4,955	5,169
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	3,000	3,282
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	2,375	2,584
The City of Jackson, Hospital Rev. Ref. Bonds (Jackson-Madison County General Hospital), Series 2015, 5.00% 2036	1,000	1,111
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,539
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,732
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2006-C, 5.25% 2036	615	633
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,228
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,249
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,481
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,311
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	11,208
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,186
		104,697
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Bonds, notes & other debt instruments Texas 9.19%	Principal amount (000)	Value (000)
Arlington Independent School Dist.,Ref. Bonds, Series 2006, 5.00% 2020	$160	$162
Arlington Independent School Dist.,Ref. Bonds, Series 2006, 5.00% 2020 (preref. 2016)	1,840	1,866
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus), Series 2008, 5.50% 2024	2,770	3,122
Austin Independent School Dist., (Travis County), Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,180
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.125% 2029	1,500	1,703
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2011, 5.00% 2036	3,000	3,428
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2028	1,000	1,182
City of Austin, Electric Utility System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2045	5,000	5,568
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,117
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018 (preref. 2016)	1,000	1,014
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019 (preref. 2016)	5,000	5,071
City of Brownsville, Utilities System Rev. Ref. Bonds, 5.00% 2029	3,280	3,748
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	6,049
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	11,844
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	13,377
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,000	2,164
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,012
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	3,024
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027	2,800	2,840
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	1,000	1,143
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,233
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,409
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,000	1,117
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,531
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	8,971
Colorado River Municipal Water Dist. Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,380
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020	205	217
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020 (preref. 2017)	2,000	2,118
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021	185	196
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021 (preref. 2017)	1,815	1,922
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2025	2,760	3,091
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	385	407
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018 (preref. 2017)	5	5
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,855
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,075
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	$8,565	$9,784
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,688
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	7,383
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,537
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.25% 2024	5,000	5,953
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,509
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,140
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,132
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,753
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,122
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022 (preref. 2017)	1,895	2,042
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	500	496
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,360
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,636
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,663
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,676
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,914
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	35,795
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	11,500	12,875
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,325	1,369
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,290	1,310
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043	3,000	3,559
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,886
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2028	1,000	1,192
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,151
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,278
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,978
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,246
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,145
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	1,000	1,115
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	$1,500	$1,791
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2027	2,500	2,947
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.55% 2031[1]	11,200	11,200
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	2,500	2,748
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2028	1,500	1,722
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,350	1,447
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,171
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	7,000	8,106
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,540
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	1,000	1,122
Harris County, Toll Road Rev. Bonds, Series 2012-B, 0.71% 2021 (put 2018)[1]	15,000	15,000
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	7,000	7,657
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,262
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project), Series 2013-B, 0.54% 2048 (put 2017)[1]	2,000	2,002
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,530	1,590
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	1,460	1,577
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,358
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	8,864
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,209
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,135
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,301
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,952
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	5,000	5,534
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	799
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	2,155	2,059
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project), Series 2007, AMBAC insured, 5.00% 2017	1,035	1,102
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties), Series 2006, XLCA insured, 5.00% 2022	1,880	1,921
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties), Series 2006, XLCA insured, 5.00% 2022 (preref. 2016)	3,620	3,699
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	7,764
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,016
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,976
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,118
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,223
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,666
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	11,522
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,479
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,417
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,820
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	$6,550	$7,226
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), 5.00% 2040	1,500	1,668
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,641
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,733
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	4,041
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,808
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation, Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,311
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,725
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,981
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,256
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,220
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,710
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,693
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,170
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.062% 2027[1]	20,000	19,039
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	7,168
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,179
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	16,891
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	9,040
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,639
New Hope Cultural Education Facs. Fin. Corp., First Mortgage Rev. Ref. Bonds (Morningside Ministries Project), Series 2013, 6.50% 2043	1,000	1,119
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 4.00% 2019	555	562
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	1,000	1,014
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	1,550	1,551
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2047	1,000	1,029
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,419
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,895
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,070
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,155
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,711
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,637
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	5,487
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-D, 5.00% 2031	6,500	7,522
North Texas Tollway Auth., System Rev. Ref. Bonds Bonds, Series 2014-A, 5.00% 2022	1,000	1,185
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,102
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	$465	$512
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,666
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,700
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	12,267
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	682
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,879
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,223
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	8,210	8,891
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,611
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	10,000	10,924
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.68% 2038 (put 2020)[1]	7,000	6,922
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,170
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,180
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,412
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,360
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,758
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,674
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,776
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,905
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.82% 2050 (put 2019)[1]	3,600	3,589
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,602
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,762
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,470
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,044
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,467
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,661
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,370
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,250	6,124
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,655
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,203
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,220	1,465
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,385
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,331
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	5,000	5,288
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	10,574
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,502
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.40% 2033 (put 2018)[1]	6,750	6,716
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.00% 2020	1,100	1,156
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2021	$1,410	$1,479
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2023	1,000	1,042
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2036	1,600	1,645
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2017	275	276
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	9,527
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	2,000	2,112
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2036	2,000	2,075
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,386
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,595	2,887
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,405	2,675
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.25% 2028 (preref. 2018)	1,185	1,326
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.25% 2028 (preref. 2018)	815	912
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,124
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,379
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2023	1,530	1,672
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	4,480	4,711
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2035	1,500	1,553
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	800	808
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	2,775	2,844
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,757
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,985
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	7,289
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	15,042
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2034	665	710
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2044	2,145	2,267
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 4.00% 2020	540	579
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	1,000	1,111
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	$2,185	$2,248
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2021	1,400	1,574
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2022	1,000	1,123
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023	1,000	1,121
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,217
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	3,806
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	2,360	2,677
Board of Regents of the Texas A&M University System, Series 2015-B, 5.00% 2035	1,050	1,213
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	4,975
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,794
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds, Series 2009-12, 5.00% 2024	2,000	2,221
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,315
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017 (escrowed to maturity)	200	213
Transportation Commission, G.O. Mobility Fund Bonds, 5.00% 2020 (preref. 2016)	3,890	3,969
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,240
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	689
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,050	2,183
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	11,420	12,586
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	6,375	7,026
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,093
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.39% 2041 (put 2018)[1]	1,500	1,487
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018 (preref. 2016)	7,500	7,652
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.50% 2025	2,500	2,506
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	5,635	5,649
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,157
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	2,750	3,158
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2025	2,735	3,033
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035	1,000	1,106
Board of Regents of The University of Texas System, Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,408
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	7,572
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,817
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project), Series 2006-A, National insured, 5.00% 2016 (escrowed to maturity)	1,000	1,035
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project), Series 2006-A, National insured, 5.00% 2019 (preref. 2016)	3,465	3,587
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	6,954
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,337
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,133
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,334
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	$245	$241
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018 (preref. 2016)	2,480	2,573
		1,002,312
Utah 0.02%
Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	500	520
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,965
		2,485
Virgin Islands 0.31%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,588
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,030	1,145
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	11,399
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,750	2,930
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	1,083
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	4,000	4,529
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,814
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017	860	871
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,500	2,668
		34,027
Virginia 0.44%
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2030	1,000	1,098
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,237
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	3,500	3,585
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[5]	2,000	1,439
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	3,000	3,158
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-B, 5.25% 2035[2]	600	628
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	1,500	1,522
Various Purpose G.O. Bonds, Series 2014-A, 4.00% 2016	1,000	1,022
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,000	2,299
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	2,000	2,209
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2022	655	748
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	484	485
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-B, 6.00% 2028	2,000	2,080
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,055
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,686
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	3,125	3,462
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	1,560	1,753
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	315	354
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,675	2,043
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,207
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,600	1,893
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	$1,375	$1,615
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,500	1,751
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	2,835	2,152
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	1,000	1,102
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	1,024
		47,607
Washington 3.05%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,499
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,188
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,437
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-1, 5.00% 2045	5,000	5,742
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds, Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,489
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2006-A, 5.00% 2020	4,125	4,254
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2006-A, 5.00% 2020 (preref. 2016)	1,875	1,934
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,065
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	17,000	18,264
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2026	1,500	1,836
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,484
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,915
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,945
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,484
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,813
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,304
Public Utility District No. 2 of Grant County, Priest Rapids Hydroelectric Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2041	5,000	5,677
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2026	1,500	1,760
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2027	1,000	1,160
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2033	1,500	1,663
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,041
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,917
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,078
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	901
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2028	1,500	1,671
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2029	1,750	1,925
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2030	1,500	1,640
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2039	6,825	7,348
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	3,000	3,391
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	5,669
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,177
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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	$500	$577
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,187
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2014-C, 5.00% 2044	4,500	4,977
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	23,625
Health Care Facs. Auth.. Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,680
Health Care Facs. Auth.. Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,819
Health Care Facs. Auth.. Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	2,907
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,759
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,155
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,597
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,192
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[2]	800	824
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 2035[2]	820	847
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[2]	345	356
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 2021[2]	2,550	2,591
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	15,880	18,091
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	6,000	6,858
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	395	419
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	1,660	1,793
Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	355	368
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	275	283
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,595
King County, Sewer Rev. Ref. Bonds, 5.00% 2040	5,050	5,746
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	11,348
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,314
Motor Vehicle Fuel Tax G.O. Ref. Bonds, 5.00% 2025	3,000	3,586
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,556
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	5,491
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, 0.69% 2045 (put 2018)[1]	3,200	3,200
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,288
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,479
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,741
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,126
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	8,926
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,222
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,571
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,940
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2026	1,000	1,194
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,021
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	9,940	10,157
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,622
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2029	5,000	5,378
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	2,127
		333,204
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Bonds, notes & other debt instruments West Virginia 0.11%	Principal amount (000)	Value (000)
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	$11,000	$11,474
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 0.55% 2041 (put 2019)[1]	675	670
		12,144
Wisconsin 1.72%
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	8,028
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,903
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,734
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	61,319
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,218
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	4,500	4,898
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	2,500	2,688
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	8,268
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	12,404
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	4,000	4,375
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	12,255
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	12,546
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,128
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,941
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	4,028
Health and Educational Facs. Auth., Rev. Ref. Bonds (Childre’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,405
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,687
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	10,087
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026 (preref. 2016)	2,250	2,320
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2039	920	1,014
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,224
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,014
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-B2, 4.25% 2020	600	601
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-B3, 3.75% 2019	1,500	1,505
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	1,000	1,041
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,646
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,337
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	4,067
		187,681
Wyoming 0.05%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	1,700	1,784
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	3,000	3,273
		5,057
Total bonds, notes & other debt instruments (cost: $9,374,609,000)		9,951,485
The Tax-Exempt Bond Fund of America — Page 69 of 74

unaudited
Short-term securities 7.70%	Principal amount (000)	Value (000)
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.01% 2033[1]	$1,900	$1,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.01% 2033[1]	1,400	1,400
State of Arizona, Board of Regents, University of Arizona Rev. Bonds, Series 2008-A, 0.03% 2034[1]	10,965	10,965
State of California, California Educational Facs. Auth., Demand Rev. Bonds (University of San Francisco), Series 2005-B, 0.02% 2035[1]	890	890
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.01% 2035[1]	400	400
State of California, G.O. Bonds, Series 2004-B-3, 0.01% 2034[1]	200	200
State of California, Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2008-B, 0.01% 2031[1]	4,000	4,000
State of California, Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2005-H, Bank of America LOC, 0.01% 2035[1]	5,450	5,450
State of California, Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.01% 2041[1]	1,000	1,000
State of California, Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2009-B, US Bank LOC, 0.01% 2038[1]	1,320	1,320
State of California, City of Irvine, California, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series B, U.S. Bank LOC, 0.13% 2029[1]	1,900	1,900
State of California, City of Irvine, Reassessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, U.S. Bank LOC, 0.01% 2050[1,2]	500	500
State of California, County of Los Angeles,Tax and Rev. Anticipation Notes, 5.00% 2016	25,000	25,790
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.01% 2026[1]	300	300
State of California, Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Multiple Facs. Projects), 0.02% 2035[1]	9,845	9,845
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	20,000	20,239
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.50% 6/28/2016	13,000	13,113
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 2.00% 6/28/2016	10,000	10,118
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	60,000	60,622
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue), Series 2014-C, 0.01% 2025[1]	9,240	9,240
State of Georgia, Dev. Auth. Pollution Control Rev. Bonds (Oglethorpe Power Corp. Project), Series 2009-B, 0.02% 2036[1]	12,130	12,130
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	42,250	42,774
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.01% 2044[1]	300	300
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.01% 2044[1]	1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-B, Wells Fargo LOC, 0.01% 2044[1]	6,880	6,880
State of Illinois, G.O. Bonds, Series 2003-B-1 0.02% 2033[1]	15,000	15,000
State of Iowa, Fin. Auth., Health Facs. Rev. Bonds (Health System), Series 2009-A, JPMorgan Chase LOC, 0.01% 2035[1]	3,345	3,345
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System), Series 2009-B, JPMorgan Chase LOC, 0.01% 2035[1]	6,400	6,400
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System), USB LOC, 0.01% 2033[1]	7,000	7,000
State of Iowa, Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project), Series 2008, Wells Fargo Bank LOC, 0.01% 2031[1]	1,235	1,235
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 1993, 0.01% 2022[1]	1,450	1,450
The Tax-Exempt Bond Fund of America — Page 70 of 74

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 2010-A, 0.01% 2035[1]	$3,700	$3,700
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	8,800	8,844
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	11,200	11,256
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[1]	10,250	10,250
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.01% 2026[1]	8,500	8,500
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	80,000	80,836
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	54,000	54,635
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 99-R, 0.01% 2049[1]	3,210	3,210
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series J-2, 0.01% 2031[1]	15,370	15,370
State of Michigan, Fin. Auth. State Aid Rev. notes (School District of the City of Detroit), Series 2015-E, 5.75% 08/22/2016[2]	10,000	10,007
State of Minnesota, Housing and Redev. Auth. of the City of St. Paul, Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.01% 2035[1]	5,700	5,700
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-B, 0.02% 2032[1]	10,100	10,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.01% 2030[1]	3,660	3,660
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.01% 2030[1]	3,800	3,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[1]	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.01% 2035[1]	750	750
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.01% 2035[1]	5,200	5,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.01% 2035[1]	2,180	2,180
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.01% 2030[1]	200	200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.01% 2030[1]	2,740	2,740
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.01% 2041[1]	2,035	2,035
State of New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds, Series 2006-A-4, Wells Fargo & Co. LOC, 0.01% 2027[1]	3,785	3,785
State of New York, Dormitory Auth., Rev. Bonds (St. John’s University), Series 2008-B-1, Bank of America LOC, 0.02% 2034[1]	11,600	11,600
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-4, 0.75% 6/01/2016	25,000	25,081
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-7, 0.75% 6/01/2016	20,000	20,065
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-8, 0.75% 6/01/2016	15,000	15,049
State of New York, Metropolitan Transportation Auth., Transportation Rev. Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	50,000	50,038
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.01% 2038[1]	890	890
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.01% 2022[1]	2,470	2,470
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2005-B, 0.01% 2035[1]	2,600	2,600
The Tax-Exempt Bond Fund of America — Page 71 of 74

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of New York, Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.01% 2033[1]	$2,345	$2,345
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.01% 2045[1]	1,750	1,750
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	95,000	96,456
State of South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part. (Convention Center Complex Projects), Series 2005, Bank of America LOC, 0.03% 2019[1]	3,290	3,290
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2004, Bank of America LOC, 0.03% 2034[1]	1,535	1,535
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 0.03% 2038[1]	5,325	5,325
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.03% 2032[1]	2,100	2,100
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.01% 2031[1]	2,995	2,995
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 0.01% 2031[1]	5,240	5,240
State of Texas, Harris County, Tax Anticipation Notes, 1.50% 2/29/2016	25,000	25,119
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	15,000	15,187
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.01% 2038[1]	7,055	7,055
State of Texas, Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.01% 2041[1]	4,050	4,050
State of Virginia, Virginia College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.01% 2036[1]	1,900	1,900
State of Virginia, Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-D, 0.01% 2016[1]	1,600	1,600
State of Wisconsin, Health and Education Facs. Auth., Rev. Bonds (University of Wisconsin Medical Foundation, Inc.), 0.05% 2030[1]	9,920	9,920
Total short-term securities (cost: $839,146,000)		839,324
Total investment securities 98.94% (cost: $10,213,755,000)		10,790,809
Other assets less liabilities 1.06%		115,902
Net assets 100.00%		$10,906,711

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $194,594,000, which represented 1.78% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate will increase at a later date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
The Tax-Exempt Bond Fund of America — Page 72 of 74

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$623,628
Gross unrealized depreciation on investment securities	(39,201)
Net unrealized appreciation on investment securities	584,427
Cost of investment securities	10,206,382

The Tax-Exempt Bond Fund of America — Page 73 of 74

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-019-1215O-S49132	The Tax-Exempt Bond Fund of America — Page 74 of 74

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By __/s/ Neil L. Langberg_________________
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Neil L. Langberg_________________
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2015

By __/s/ Brian C. Janssen_________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 29, 2015